Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Reference Rate Reform (Topic
848
):
In
March 2020,
the FASB issued ASU
No.
2020
-
04,
"Reference Rate Reform (Topic
848
): Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU
2020
-
04"
)." ASU
2020
-
04
provides temporary optional expedients and exceptions to the guidance in U.S. GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate ("LIBOR") and other interbank offered rates to alternative reference rates. This ASU is effective for adoption at any time between
March 12, 2020
and
December 31, 2022.
The Company is still evaluating the timing of the adoption and the optional expedients and exceptions it may
adopt, as well as the effect of the adoption on its unaudited condensed consolidated financial statements.